Report Of The Directors Financial Review Risk Report - Reconciliation of gross carrying/notional amount and allow. for loans and advances to banks and customers incl. loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Gross carrying amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets	$ 1,645,418
Financial assets	1,766,119	$ 1,645,418
Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets	(8,693)
Financial assets	(8,621)	(8,693)
Financial instruments including loan commitments and financial guarantees | Gross carrying amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets	2,260,944
Financial assets	2,417,300	2,260,944
Financial instruments including loan commitments and financial guarantees | Allowance for ECL
Increase (decrease) in financial assets [abstract]
Financial assets	(9,195)
Financial assets	(9,051)	(9,195)
Total ECL income statement change for the period	(1,140)	(1,767)
Financial instruments including loan commitments and financial guarantees | Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets	(9,111)
Financial assets	(8,977)	(9,111)
Total ECL income statement change for the period	(1,145)	(1,872)
Loans and advances to bank and customers including loan commitments and financial guarantees | Gross carrying amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets	1,612,646	1,565,014
New financial assets originated or purchased	250,406	107,217
Asset derecognised (including final repayments)	(176,081)
Changes to risk parameters – further lending/repayments	(23,501)
Assets written off	(1,330)	(2,569)
Credit-related modifications that resulted in derecognition	(211)
Foreign exchange	2,537	(56,508)
Other	2,158	(508)
Financial assets	1,666,624	1,612,646
Loans and advances to bank and customers including loan commitments and financial guarantees | Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets	(9,056)	(9,839)
Net remeasurement of ECL arising from transfer of stage	(32)	(88)
New financial assets originated or purchased	(354)	827
Asset derecognised (including final repayments)	763
Changes to risk parameters – further lending/repayments	36
Change in risk parameters – credit quality	(1,757)	(2,953)
Changes to models used for ECL calculation	38
Assets written off	1,330	2,553
Credit-related modifications that resulted in derecognition	111
Foreign exchange	7	413
Other	22	31
Financial assets	(8,892)	(9,056)
ECL income statement change for the period	(1,306)	(2,214)
Recoveries	201	408
Other	(31)	(87)
Total ECL income statement change for the period	(1,136)	(1,893)
Non-trading reverse purchase agreement commitments | Gross carrying amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets	65,381
Financial assets	97,122	65,381
Debt securities
Increase (decrease) in financial assets [abstract]
Financial assets	62,666
Financial assets	81,214	62,666
12-month expected credit losses | Loans and advances to bank and customers including loan commitments and financial guarantees | Gross carrying amount | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	1,511,839	1,446,857
Transfers of financial instruments:	(11,425)	(8,747)
– transfers from stage 1 to stage 2	(47,211)	(84,181)
– transfers from stage 2 to stage 1	36,137	77,325
– transfers to stage 3	(574)	(2,250)
– transfers from stage 3	223	359
New financial assets originated or purchased	250,306	126,868
Asset derecognised (including final repayments)	(164,666)
Changes to risk parameters – further lending/repayments	(23,759)
Foreign exchange	2,451	(52,983)
Other	1,461	(156)
Financial assets	1,566,207	1,511,839
12-month expected credit losses | Loans and advances to bank and customers including loan commitments and financial guarantees | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	(1,449)	(1,469)
Transfers of financial instruments:	(323)	(685)
– transfers from stage 1 to stage 2	204	319
– transfers from stage 2 to stage 1	(529)	(999)
– transfers to stage 3	21	35
– transfers from stage 3	(19)	(40)
Net remeasurement of ECL arising from transfer of stage	346	620
New financial assets originated or purchased	(332)	(512)
Asset derecognised (including final repayments)	62
Changes to risk parameters – further lending/repayments	137
Change in risk parameters – credit quality	42	423
Changes to models used for ECL calculation	4
Foreign exchange	1	76
Other	8	98
Financial assets	(1,504)	(1,449)
ECL income statement change for the period	259	531
Lifetime expected credit losses | Loans and advances to bank and customers including loan commitments and financial guarantees | Gross carrying amount | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	86,241	102,032
Transfers of financial instruments:	8,987	3,582
– transfers from stage 1 to stage 2	47,211	84,181
– transfers from stage 2 to stage 1	(36,137)	(77,325)
– transfers to stage 3	(2,542)	(4,439)
– transfers from stage 3	455	1,165
New financial assets originated or purchased		(16,162)
Asset derecognised (including final repayments)	(9,844)
Changes to risk parameters – further lending/repayments	(74)
Foreign exchange	98	(2,863)
Other	660	(348)
Financial assets	86,068	86,241
Lifetime expected credit losses | Loans and advances to bank and customers including loan commitments and financial guarantees | Gross carrying amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Increase (decrease) in financial assets [abstract]
Financial assets	14,232	15,083
Transfers of financial instruments:	2,438	5,165
– transfers to stage 3	3,116	6,689
– transfers from stage 3	(678)	(1,524)
New financial assets originated or purchased		(2,902)
Asset derecognised (including final repayments)	(1,552)
Changes to risk parameters – further lending/repayments	359
Assets written off	(1,276)	(2,568)
Credit-related modifications that resulted in derecognition	(211)
Foreign exchange	(10)	(636)
Other	36	90
Financial assets	14,016	14,232
Lifetime expected credit losses | Loans and advances to bank and customers including loan commitments and financial guarantees | Gross carrying amount | IFRS 9 | POCI
Increase (decrease) in financial assets [abstract]
Financial assets	334	1,042
New financial assets originated or purchased	100	(587)
Asset derecognised (including final repayments)	(19)
Changes to risk parameters – further lending/repayments	(27)
Assets written off	(54)	(1)
Foreign exchange	(2)	(26)
Other	1	(94)
Financial assets	333	334
Lifetime expected credit losses | Loans and advances to bank and customers including loan commitments and financial guarantees | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	(2,278)	(2,406)
Transfers of financial instruments:	612	1,185
– transfers from stage 1 to stage 2	(204)	(319)
– transfers from stage 2 to stage 1	529	999
– transfers to stage 3	335	607
– transfers from stage 3	(48)	(102)
Net remeasurement of ECL arising from transfer of stage	(352)	(605)
New financial assets originated or purchased		564
Asset derecognised (including final repayments)	226
Changes to risk parameters – further lending/repayments	87
Change in risk parameters – credit quality	(528)	(1,087)
Changes to models used for ECL calculation	31
Foreign exchange	(1)	99
Other	2	(28)
Financial assets	(2,201)	(2,278)
ECL income statement change for the period	(536)	(1,128)
Lifetime expected credit losses | Loans and advances to bank and customers including loan commitments and financial guarantees | Allowance for ECL | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Increase (decrease) in financial assets [abstract]
Financial assets	(5,135)	(5,722)
Transfers of financial instruments:	(289)	(500)
– transfers to stage 3	(356)	(642)
– transfers from stage 3	67	142
Net remeasurement of ECL arising from transfer of stage	(26)	(103)
New financial assets originated or purchased		733
Asset derecognised (including final repayments)	466
Changes to risk parameters – further lending/repayments	(192)
Change in risk parameters – credit quality	(1,259)	(2,238)
Changes to models used for ECL calculation	3
Assets written off	1,276	2,552
Credit-related modifications that resulted in derecognition	111
Foreign exchange	6	232
Other	12	(89)
Financial assets	(5,027)	(5,135)
ECL income statement change for the period	(1,008)	(1,608)
Lifetime expected credit losses | Loans and advances to bank and customers including loan commitments and financial guarantees | Allowance for ECL | IFRS 9 | POCI
Increase (decrease) in financial assets [abstract]
Financial assets	(194)	(242)
New financial assets originated or purchased	(22)	42
Asset derecognised (including final repayments)	9
Changes to risk parameters – further lending/repayments	4
Change in risk parameters – credit quality	(12)	(51)
Assets written off	54	1
Foreign exchange	1	6
Other	0	50
Financial assets	(160)	(194)
ECL income statement change for the period	(21)	(9)
Debt instruments measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets	62,666
Financial assets	81,214	62,666
Debt instruments measured at amortised cost | Gross carrying amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets	2,260,944
Financial assets	2,417,300	2,260,944
Debt instruments measured at amortised cost | Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets	(9,111)
Financial assets	(8,977)	(9,111)
Debt instruments measured at amortised cost | Other financial assets | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets	582,862
Financial assets	653,469	582,862
Debt instruments measured at amortised cost | Other financial assets | Gross carrying amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets	582,917
Financial assets	653,554	582,917
Debt instruments measured at amortised cost | Other financial assets | Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets	(55)
Financial assets	(85)	(55)
Total ECL income statement change for the period	(9)	21
Debt instruments measured at amortised cost | Non-trading reverse purchase agreement commitments | Gross carrying amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets	242,804
Financial assets	233,079	242,804
Debt instruments measured at amortised cost | Non-trading reverse purchase agreement commitments | Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets	0
Financial assets	0	0
Debt instruments measured at amortised cost | Debt securities
Increase (decrease) in financial assets [abstract]
Financial assets	61,987
Financial assets	74,470	61,987
Debt instruments measured at amortised cost | 12-month expected credit losses | Gross carrying amount | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	2,158,313
Financial assets	2,314,752	2,158,313
Debt instruments measured at amortised cost | 12-month expected credit losses | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	(1,476)
Financial assets	(1,536)	(1,476)
Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	581,091
Financial assets	651,481	581,091
Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets | Gross carrying amount | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	581,118
Financial assets	651,513	581,118
Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	(27)
Financial assets	(32)	(27)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Gross carrying amount | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	87,939
Financial assets	88,048	87,939
Debt instruments measured at amortised cost | Lifetime expected credit losses | Gross carrying amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Increase (decrease) in financial assets [abstract]
Financial assets	14,358
Financial assets	14,165	14,358
Debt instruments measured at amortised cost | Lifetime expected credit losses | Gross carrying amount | IFRS 9 | POCI
Increase (decrease) in financial assets [abstract]
Financial assets	334
Financial assets	335	334
Debt instruments measured at amortised cost | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	(2,284)
Financial assets	(2,211)	(2,284)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Increase (decrease) in financial assets [abstract]
Financial assets	(5,157)
Financial assets	(5,070)	(5,157)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | POCI
Increase (decrease) in financial assets [abstract]
Financial assets	(194)
Financial assets	(160)	(194)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	1,667
Financial assets	1,880	1,667
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Increase (decrease) in financial assets [abstract]
Financial assets	104
Financial assets	106	104
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | IFRS 9 | POCI
Increase (decrease) in financial assets [abstract]
Financial assets	0
Financial assets	2	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying amount | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	1,673
Financial assets	1,890	1,673
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Increase (decrease) in financial assets [abstract]
Financial assets	126
Financial assets	149	126
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying amount | IFRS 9 | POCI
Increase (decrease) in financial assets [abstract]
Financial assets	0
Financial assets	2	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	(6)
Financial assets	(10)	(6)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Allowance for ECL | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Increase (decrease) in financial assets [abstract]
Financial assets	(22)
Financial assets	(43)	(22)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Allowance for ECL | IFRS 9 | POCI
Increase (decrease) in financial assets [abstract]
Financial assets	0
Financial assets	0	0
Financial assets measured at fair value through other comprehensive income, category | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets	341,782
Financial assets	339,768	341,782
Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets	341,866
Financial assets	339,842	341,866
Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets	(84)
Financial assets	(74)	(84)
Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Increase (decrease) in financial assets [abstract]
Financial assets	343,110
Financial assets	345,035	343,110
Financial assets measured at fair value through other comprehensive income, category | Debt securities | Allowance for ECL
Increase (decrease) in financial assets [abstract]
Financial assets	(84)
Financial assets	(74)	(84)
Total ECL income statement change for the period	5	105
Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Debt securities | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	341,022
Financial assets	338,599	341,022
Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Debt securities | Gross carrying amount | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	341,055
Financial assets	338,639	341,055
Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Debt securities | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	(33)
Financial assets	(40)	(33)
Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Debt securities | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	749
Financial assets	984	749
Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Debt securities | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Increase (decrease) in financial assets [abstract]
Financial assets	7
Financial assets	184	7
Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Debt securities | IFRS 9 | POCI
Increase (decrease) in financial assets [abstract]
Financial assets	4
Financial assets	1	4
Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Debt securities | Gross carrying amount | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	799
Financial assets	1,018	799
Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Debt securities | Gross carrying amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Increase (decrease) in financial assets [abstract]
Financial assets	8
Financial assets	184	8
Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Debt securities | Gross carrying amount | IFRS 9 | POCI
Increase (decrease) in financial assets [abstract]
Financial assets	4
Financial assets	1	4
Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Debt securities | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Increase (decrease) in financial assets [abstract]
Financial assets	(50)
Financial assets	(34)	(50)
Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Debt securities | Allowance for ECL | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Increase (decrease) in financial assets [abstract]
Financial assets	(1)
Financial assets	0	(1)
Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Debt securities | Allowance for ECL | IFRS 9 | POCI
Increase (decrease) in financial assets [abstract]
Financial assets	0
Financial assets	$ 0	$ 0